AQUILA TAX-FREE FUND OF COLORADO

SCHEDULE OF INVESTMENTS

December 31, 2023

(unaudited)

Principal Amount	General Obligation Bonds (41.7%)	Ratings Moody's, S&P and Fitch	Value	(a)
	City & County (1.7%)
	Denver, Colorado City & County Elevate
$2,000,000	5.000%, 08/01/33 Series 2022A	Aaa/AAA/AAA	$2,413,380

	Lease (0.8%)
	Colorado State Rural COP
1,000,000	4.000%, 12/15/35 Series 2020A	Aa2/AA-/NR	1,066,230

	Metropolitan District (4.5%)
	Denver, Colorado Urban Renewal Authority, Tax Increment Revenue, Stapleton Senior
2,600,000	5.000%, 12/01/25 Series A-1	NR/NR/AA-	2,602,626

	Denver, Colorado Urban Renewal Authority, Tax Increment Revenue, Stapleton Senior
1,000,000	5.000%, 12/01/25 Series B-1	Aa3/NR/NR	1,040,470

	Midcities Metropolitan District No.2 Colorado, Special Revenue
2,365,000	5.000%, 12/01/31 Series 2022 AGMC Insured	A1/AA/NR	2,701,374
	Total Metropolitan District		6,344,470

	School Districts (33.9%)
	Adams 12 Five Star Schools, Colorado
1,000,000	5.000%, 12/15/25	Aa1/AA/NR	1,046,280
1,000,000	5.000%, 12/15/29	Aa1/AA/NR	1,066,690
1,000,000	5.500%, 12/15/31	Aa1/AA/NR	1,149,940

	Adams & Weld Counties, Colorado School District #27J
2,000,000	5.000%, 12/01/24	Aa2/AA/NR	2,002,880
1,000,000	5.000%, 12/01/25	Aa2/AA/NR	1,019,190
1,060,000	5.000%, 12/01/28	Aa2/AA/NR	1,103,948

	Arapahoe County, Colorado School District #006 Littleton
1,000,000	5.000%, 12/01/27	Aa1/NR/NR	1,057,680

	Boulder, Larimer & Weld Counties, Colorado Series C
2,000,000	5.000%, 12/15/28	Aa1/AA+/NR	2,142,220

	Boulder Valley, Colorado School District No. RE-2
2,500,000	5.000%, 12/01/36 Series 2023	Aa1/AA+/NR	2,991,900

	Costilla County, Colorado School District No. R-30 Sierra Grande
2,180,000	5.000%, 12/01/32	Aa2/NR/NR	2,481,886

	Denver, Colorado City & County School District No. 1
2,000,000	5.000%, 12/01/29	Aa1/AA+/AA+	2,133,640

Principal Amount	General Obligation Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	School Districts (continued)
	Denver, Colorado City & County School District No. 1
$2,000,000	5.000%, 12/01/25 Series B	Aa1/AA+/AA+	$2,037,480

	Eagle County School District, Colorado, Eagle, Garfield & Routt School District #50J
1,000,000	5.000%, 12/01/29	Aa1/AA/NR	1,067,980

	El Paso County, Colorado School District #2, Harrison
2,000,000	5.000%, 12/01/31	Aa2/AA/NR	2,226,920

	El Paso County, Colorado School District #20 Refunding
2,255,000	5.000%, 12/15/29	Aa1/NR/NR	2,412,016

	Gunnison Watershed, Colorado School District #RE-1J
1,100,000	5.000%, 12/01/40	Aa2/NR/NR	1,259,621

	Jefferson County, Colorado School District #R-1 Refunding
2,225,000	5.000%, 12/15/30	Aa1/AA/NR	2,435,396
1,500,000	5.000%, 12/15/30	Aa1/AA/NR	1,676,985
2,600,000	5.000%, 12/15/31	Aa1/AA/NR	2,904,772

	Larimer County, Colorado School District No. R 1 Poudre
1,000,000	5.000%, 12/15/30	Aa1/NR/AA+	1,117,500

	Larimer, Weld & Boulder Counties, Colorado School District No. R-2J, Thompson
520,000	5.000%, 12/15/34	Aa2/AA/NR	579,753
3,375,000	5.000%, 12/15/35	Aa2/AA/NR	3,748,984

	Larimer, Weld & Boulder Counties, Colorado School District No. R-2J, Thompson Refunding
1,500,000	4.250%, 12/15/24	Aa2/NR/NR	1,501,260

	Pueblo County, Colorado School District No. 60
1,000,000	5.000%, 12/15/38 Series 2020	Aa2/AA/NR	1,113,010

	Pueblo County, Colorado School District No. 70
1,500,000	4.000%, 12/01/33 Series 2021A	Aa2/AA/NR	1,620,135

	Summit County, Colorado School District No. RE 1 Refunding
2,000,000	5.000%, 12/01/28	Aaa/NR/NR	2,137,120

	Weld County, Colorado School District No. RE-4
1,655,000	5.000%, 12/01/39 Series 2023	Aa2/AA/NR	1,905,104
	Total School Districts		47,940,290

	Water & Sewer (0.8%)
	Central Colorado Water Conservancy District, Adams Morgan & Weld Counties
1,185,000	5.000%, 12/01/24	NR/A/NR	1,186,683
	Total General Obligation Bonds		58,951,053

Principal Amount	Revenue Bonds (50.1%)	Ratings Moody's, S&P and Fitch	Value	(a)
	Healthcare (4.2%)
	Colorado Health Facilities Authority, Sanford
$1,000,000	5.000%, 11/01/32 Series 2019A	NR/A+/AA-	$1,102,600
2,165,000	5.000%, 11/01/34 Series 2019A	NR/A+/AA-	2,376,997

	Southeast Colorado Hospital District Enterprise, Anticipation Notes
2,500,000	5.000%, 02/01/25 Series 2023	NR/NR/NR*	2,501,300
	Total Healthcare		5,980,897

	Higher Education (7.8%)
	Colorado Educational & Cultural Facility Authority, University of Denver Project
845,000	4.000%, 03/01/24	A1/NR/NR	845,321
4,150,000	5.250%, 03/01/25 NPFG Insured	A1/A+/NR	4,204,946

	Colorado Educational & Cultural Facility Authority Refunding, University of Denver Project
1,000,000	5.250%, 03/01/26 NPFG Insured	A1/A+/NR	1,047,910

	Colorado School of Mines Institutional Enterprise
1,845,000	5.000%, 12/01/29 Series B	A1/A+/NR	2,005,736
700,000	5.000%, 12/01/38 Series 2023C	A1/A+/NR	805,469

	Colorado State Board Community Colleges & Occupational Education, Refunding & Improvement, Arapahoe Community College
1,000,000	5.000%, 11/01/30 Series 2017A	Aa3/NR/NR	1,089,540

	University of Northern Colorado Greeley Institutional Enterprise Refunding
1,000,000	5.000%, 06/01/25 Series A SHEIP Insured	Aa2/AA/NR	1,007,550
	Total Higher Education		11,006,472

	Lease (19.6%)
	Adams County, Colorado School District No. 1 Mapleton COP
1,165,000	5.000%, 12/01/33 Series 2023 BAMAC Insured	A2/AA/NR	1,358,868
1,335,000	5.000%, 12/01/36 Series 2023 BAMAC Insured	A2/AA/NR	1,541,191

	Arvada, Colorado COP
1,190,000	4.000%, 12/01/29	NR/AA+/NR	1,234,066

	Colorado State BEST COP
2,500,000	5.000%, 03/15/30 Series K	Aa2/AA-/NR	2,683,475
2,500,000	5.000%, 03/15/31 Series K	Aa2/AA-/NR	2,681,075

	Colorado State BEST COP
2,000,000	5.000%, 03/15/31 Series M	Aa2/AA-/NR	2,187,220

	Colorado State Higher Education Capital Construction Lease
1,690,000	5.000%, 11/01/26	Aa2/AA-/NR	1,805,224

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Lease (continued)
	Denver, Colorado City & County COP, Convention Center Expansion Project
$1,500,000	5.000%, 06/01/30 Series 2018A	Aa2/AA+/AA+	$1,579,320

	Denver, Colorado City & County COP (Fire Station & Library Facilities)
1,065,000	5.000%, 12/01/25	Aa1/AA+/AA+	1,111,743

	Denver, Colorado City & County COP (Wellington E. Webb Municipal Office Building)
1,000,000	5.000%, 12/01/36 Series 2023	Aa1/AA+/AA+	1,191,970
1,715,000	5.000%, 12/01/37 Series 2023	Aa1/AA+/AA+	2,022,036

	Douglas County, Colorado COP (Libraries)
1,570,000	5.000%, 12/01/27	Aa2/NR/NR	1,597,145

	Foothills Park and Recreation District, Colorado COP
1,405,000	4.000%, 12/01/35 Series 2021	NR/AA-/NR	1,501,748

	Foothills Park and Recreation District, Colorado COP Refunding & Improvement
1,380,000	5.000%, 12/01/26 AGMC Insured	NR/AA/NR	1,436,953

	Fort Lupton, Colorado COP
500,000	5.000%, 12/01/33 Series 2023	NR/A+/NR	550,190

	Frisco, Colorado Financial Authority COP
750,000	5.000%, 12/01/37 Series 2023	Aa2/NR/NR	850,395

	Jefferson County, Colorado School District No. R-1 COP
1,000,000	5.000%, 12/15/27	Aa3/AA-/NR	1,042,810

	Thompson School District No R2-J (Larimer, Weld And Boulder Counties, Colorado COP
750,000	4.500%, 12/01/26 Series 2014	A1/NR/NR	758,948

	Westminster, Colorado COP (Municipal Courthouse Project)
500,000	5.000%, 12/01/37 Series 2023	NR/AA/NR	582,490
	Total Lease		27,716,867

	Sales Tax (4.5%)
	Broomfield, Colorado Sales & Use Tax
1,000,000	5.000%, 12/01/30	Aa2/NR/NR	1,090,440

	City of Fruita, Colorado Sales & Use Tax
1,110,000	4.000%, 10/01/33	NR/AA-/NR	1,158,907

	Commerce City, Colorado Sales & Use Tax
1,000,000	5.000%, 08/01/26 BAMAC Insured	Aa2/AA/NR	1,034,150

	Denver, Colorado City & County Dedicated Tax Revenue
2,000,000	5.000%, 08/01/42 Series 2016A	Aa3/AA-/AA-	2,057,240
1,000,000	4.000%, 08/01/36 Series 2021A	Aa3/AA-/AA-	1,066,210
	Total Sales Tax		6,406,947

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Tax Increment (1.1%)
	Park Creek, Colorado Metropolitan District Senior Limited Property Tax Supported
$1,475,000	4.000%, 12/01/35 AGMC Insured	NR/AA/A	$1,549,030

	Transportation (2.7%)
	E-470 Public Highway Authority, Colorado Senior Revenue
1,500,000	5.000%, 09/01/35 Series 2020A	A1/A+/NR	1,705,545

	Regional Transportation District, Colorado COP
2,000,000	5.000%, 06/01/26 Series A	A1/AA/AA-	2,060,160
	Total Transportation		3,765,705

	Utilities (6.3%)
	Colorado Springs, Colorado Utilities Revenue, Refunding
1,000,000	5.000%, 11/15/27 Series A	Aa2/AA+/AA	1,041,500

	Colorado Springs, Colorado Utilities Revenue Refunding
450,000	5.000%, 11/15/33 Series 2022B	Aa2/AA+/NR	541,674
450,000	5.000%, 11/15/34 Series 2022B	Aa2/AA+/NR	540,815

	Colorado Springs, Colorado Utilities System Improvement Revenue
1,500,000	5.000%, 11/15/39 Series 2023A	Aa2/AA+/NR	1,740,945

	Colorado Springs, Colorado Utilities System Revenue Refunding
1,000,000	5.000%, 11/15/38 Series 2023B	Aa2/AA+/NR	1,173,360
1,000,000	5.000%, 11/15/39 Series 2023B	Aa2/AA+/NR	1,160,630

	Fort Collins, Colorado Electric Utility Enterprise Revenue
2,240,000	5.000%, 12/01/37 Series 2023	NR/AA-/AA-	2,617,888
	Total Utilities		8,816,812

	Water & Sewer (3.9%)
	Arapahoe, Colorado Water & Wastewater Public Improvement District
1,020,000	5.000%, 12/01/25	NR/AA-/NR	1,039,574

	Arvada, Colorado Wastewater Enterprise
1,090,000	5.000%, 12/01/35	NR/AA-/AA	1,309,690

	Arvada, Colorado Water Enterprise
1,355,000	5.000%, 12/01/35	NR/AA+/AA+	1,625,702

	Broomfield, Colorado Sewer and Waste Water
1,550,000	5.000%, 12/01/24 AGMC Insured	Aa3/AA/NR	1,552,449
	Total Water & Sewer		5,527,415
	Total Revenue Bonds		70,770,145

Principal Amount	Pre-Refunded Bonds (3.0%)††	Ratings Moody's, S&P and Fitch	Value	(a)
	Pre-Refunded Revenue Bonds (3.0%)
	Higher Education (1.9%)
	University of Colorado Enterprise System, Series A
$2,620,000	5.000%, 06/01/29	Aa1/NR/AA+	$2,700,748

	Lease (1.1%)
	Rangeview Library District Project, Colorado COP
1,515,000	5.000%, 12/15/27 AGMC Insured	Aa2/AA/NR	1,581,948
	Total Pre-Refunded Bonds		4,282,696
	Total Municipal Bonds (cost $132,159,057)		134,003,894

Shares	Short-Term Investment (5.1%)
7,134,747	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 5.25%* (cost $7,134,747)	Aaa-mf/AAAm/NR	7,134,747

	Total Investments (cost $139,293,804-note b)	99.9%	141,138,641
	Other assets less liabilities	0.1	197,248
	Net Assets	100.0%	$141,335,889

	Portfolio Distribution By Quality Rating	Percent of Investments†
	Aaa of Moody's or AAA of S&P or Fitch	3.4%
	Prerefunded bonds††	3.2
	Aa of Moody's or AA of S&P or Fitch	81.7
	A of Moody's or S&P	9.8
	Not Rated*	1.9
		100.0%

PORTFOLIO ABBREVIATIONS:
AGMC - Assured Guaranty Municipal Corp.
BAMAC -Build America Mutual Assurance Company
BEST - Building Excellent Schools Today
COP - Certificates of Participation
NPFG - National Public Finance Guarantee
NR - Not Rated
SHEIP - State Higher Education Intercept Program

*	The rate is an annualized seven-day yield at period end.

**	Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.

†	Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.

††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

See accompanying notes to financial statements.

AQUILA TAX-FREE FUND OF COLORADO

NOTES TO FINANCIAL STATEMENTS

December 31, 2023

(unaudited)

(a)	Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b)	At December 31, 2023, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $139,252,101 amounted to $1,886,540, which consisted of aggregate gross unrealized appreciation of $2,154,317 and aggregate gross unrealized depreciation of $267,777.

(c)	Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 –	Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of December 31, 2023:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$7,134,747
Level 2 – Other Significant Observable Inputs- Municipal Bonds+	134,003,894
Level 3 – Significant Unobservable Inputs	—
Total	$141,138,641

+ See schedule of investments for a detailed listing of securities.